Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
December 31, 2021
Z15-NPRT3-0322
1.9884235.104
Domestic Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	410	6,752
Fidelity Series Commodity Strategy Fund (a)	787	3,218
Fidelity Series Large Cap Growth Index Fund (a)	221	4,279
Fidelity Series Large Cap Stock Fund (a)	251	4,758
Fidelity Series Large Cap Value Index Fund (a)	585	9,107
Fidelity Series Small Cap Opportunities Fund (a)	153	2,279
Fidelity Series Value Discovery Fund (a)	203	3,369
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,647)		33,762

International Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	157	2,283
Fidelity Series Emerging Markets Fund (a)	132	1,385
Fidelity Series Emerging Markets Opportunities Fund (a)	592	12,450
Fidelity Series International Growth Fund (a)	269	5,145
Fidelity Series International Index Fund (a)	176	2,160
Fidelity Series International Small Cap Fund (a)	83	1,786
Fidelity Series International Value Fund (a)	461	5,148
Fidelity Series Overseas Fund (a)	357	5,144
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,609)		35,501

Bond Funds - 48.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	568	5,712
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	614	6,225
Fidelity Series Corporate Bond Fund (a)	945	10,399
Fidelity Series Emerging Markets Debt Fund (a)	93	842
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	30	282
Fidelity Series Floating Rate High Income Fund (a)	17	160
Fidelity Series Government Bond Index Fund (a)	1,310	13,857
Fidelity Series High Income Fund (a)	107	1,022
Fidelity Series Inflation-Protected Bond Index Fund (a)	502	5,311
Fidelity Series International Credit Fund (a)	7	66
Fidelity Series International Developed Markets Bond Index Fund (a)	311	3,060
Fidelity Series Investment Grade Bond Fund (a)	1,272	14,785
Fidelity Series Investment Grade Securitized Fund (a)	995	10,237
Fidelity Series Long-Term Treasury Bond Index Fund (a)	610	5,194
Fidelity Series Real Estate Income Fund (a)	52	609
TOTAL BOND FUNDS (Cost $77,135)		77,761

Short-Term Funds - 8.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	2,639	2,639
Fidelity Series Short-Term Credit Fund (a)	287	2,872
Fidelity Series Treasury Bill Index Fund (a)	792	7,918
TOTAL SHORT-TERM FUNDS (Cost $13,419)		13,429

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $148,810)	160,453
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	160,452

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	5,730	7	36	-	(11)	5,712
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	6,195	11	42	-	41	6,225
Fidelity Series Blue Chip Growth Fund	6,080	2,784	1,876	1,336	138	(374)	6,752
Fidelity Series Canada Fund	1,517	657	115	49	3	221	2,283
Fidelity Series Commodity Strategy Fund	3,763	1,774	1,760	1,245	(183)	(376)	3,218
Fidelity Series Corporate Bond Fund	8,894	1,948	569	209	(3)	129	10,399
Fidelity Series Emerging Markets Debt Fund	739	145	39	27	(5)	2	842
Fidelity Series Emerging Markets Debt Local Currency Fund	245	61	7	11	-	(17)	282
Fidelity Series Emerging Markets Fund	1,342	382	206	44	17	(150)	1,385
Fidelity Series Emerging Markets Opportunities Fund	12,136	4,742	2,152	1,404	244	(2,520)	12,450
Fidelity Series Floating Rate High Income Fund	144	34	19	5	(1)	2	160
Fidelity Series Government Bond Index Fund	10,967	2,977	194	96	(3)	110	13,857
Fidelity Series Government Money Market Fund 0.08%	5,693	519	3,573	3	-	-	2,639
Fidelity Series High Income Fund	854	173	20	39	-	15	1,022
Fidelity Series Inflation-Protected Bond Index Fund	11,440	1,910	8,209	437	610	(440)	5,311
Fidelity Series International Credit Fund	65	1	-	2	-	-	66
Fidelity Series International Developed Markets Bond Index Fund	-	3,079	4	2	-	(15)	3,060
Fidelity Series International Growth Fund	3,732	1,757	552	398	11	197	5,145
Fidelity Series International Index Fund	1,558	690	162	53	4	70	2,160
Fidelity Series International Small Cap Fund	1,346	495	88	207	4	29	1,786
Fidelity Series International Value Fund	3,728	1,870	554	249	7	97	5,148
Fidelity Series Investment Grade Bond Fund	12,173	2,847	318	225	(2)	85	14,785
Fidelity Series Investment Grade Securitized Fund	8,528	1,963	238	44	(2)	(14)	10,237
Fidelity Series Large Cap Growth Index Fund	3,837	787	1,193	129	198	650	4,279
Fidelity Series Large Cap Stock Fund	4,191	1,158	725	406	41	93	4,758
Fidelity Series Large Cap Value Index Fund	8,005	2,102	1,493	538	32	461	9,107
Fidelity Series Long-Term Treasury Bond Index Fund	3,708	1,792	625	82	(87)	406	5,194
Fidelity Series Overseas Fund	3,738	1,582	727	147	55	496	5,144
Fidelity Series Real Estate Income Fund	516	87	26	20	-	32	609
Fidelity Series Short-Term Credit Fund	2,807	926	816	44	(4)	(41)	2,872
Fidelity Series Small Cap Opportunities Fund	2,025	951	405	539	5	(297)	2,279
Fidelity Series Treasury Bill Index Fund	9,048	2,936	4,066	4	-	-	7,918
Fidelity Series Value Discovery Fund	2,958	863	578	271	23	103	3,369
	135,777	55,917	31,327	8,343	1,102	(1,016)	160,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.